Shareholder Report, Average Annual Return (Details) 193604_Kurv High Income ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended
	May 31, 2026	May 31, 2026
Kurv High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Kurv High Income ETF NAV
Average Annual Return, Percent	7.50%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	11.91%